Related party transactions	6 Months Ended
Sep. 30, 2022
Related party transactions [abstract]
Related party transactions
15. Related party transactions

Related party transactions in the six months ended 30 September 2022 were substantially the same in nature to those disclosed in note 31 of the Annual Report and Accounts for the year ended 31 March 2022. There were no other related party transactions in the period that have materially affected the financial position or performance of the Group.

Refer to note 17 for details of the additional short-term liquidity support provided by the Group to certain of its defined benefit pension schemes in the UK subsequent to the half year.